Other Finance Expenses - Components interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Finance Expenses
Interest expense	$ 69,567	$ 39,912	$ 24,546
Amortization of debt issuance cost and fair value of debt assumed	2,503	2,692	3,519
Total interest expense	$ 72,070	$ 42,604	$ 28,065